Stradley Ronon Stevens & Young, LLP
2600 One Commerce Square
Philadelphia, PA 19103
Telephone 215-564-8000
Fax 215-564-8120
www.stradley.com

July 31, 2008

Via Edgar

U.S. Securities and Exchange Commission
100 F Street, N.E.
Washington, D.C. 20549
Attn: Filing Desk

Re:	Delaware Group Cash Reserve (the “Registrant”) File Nos. 811-02806/002-60770 Rule 497(j) Filing

Ladies and Gentlemen:

     Pursuant to Rule 497(j) under the Securities Act of 1933, as amended, this letter serves as certification that the forms of Prospectuses and Statement of Additional Information that would have been filed under paragraph (c) of Rule 497 would not have differed from those filed in Post-Effective Amendment No. 54 (the "Amendment") to the Registrant’s Registration Statement on Form N-1A. The Amendment was filed with the Securities and Exchange Commission electronically on July 28, 2008, with an effective date of July 29, 2008.

     Please direct any questions or comments relating to this certification to me at (215) 564-8099.

                                                     Sincerely,

                                                                             /s/ Jonathan M. Kopcsik
                                                                       Jonathan M. Kopcsik

Philadelphia, PAl Malvern, PAl Harrisburg, PAl Wilmington, DEl Cherry Hill, NJl Washington, DC

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